Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Financial assets.	kr 305,065	kr 294,327
AAA
Disclosure of credit risk exposure
Financial assets.	110,898	101,310
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	107,653	105,408
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	63,830	65,598
CCC to D
Disclosure of credit risk exposure
Financial assets.		49
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	217,718	209,096
Gross carrying amount | Loans | AAA
Disclosure of credit risk exposure
Financial assets.	546	1,204
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	31,421	25,686
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	117,187	108,450
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	43,759	47,055
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	23,305	25,103
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	1,500	1,598
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	182,800	178,417
Gross carrying amount | 12-month expected credit losses | Loans | AAA
Disclosure of credit risk exposure
Financial assets.	546	1,204
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	31,421	25,635
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	116,040	107,289
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	23,378	28,055
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	11,411	16,234
Gross carrying amount | 12-month expected credit losses | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	4
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	33,602	29,255
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.		51
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	1,147	1,161
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	20,381	18,972
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	11,894	8,869
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	180	202
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	1,316	1,424
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.		28
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 1,316	kr 1,396